EQUITY - Share Buyback and Treasury Shares (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions											12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	May 05, 2023 shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 EUR (€) € / shares	Jul. 29, 2022 USD ($) shares	Jun. 08, 2022 USD ($) $ / shares shares	Jun. 08, 2022 EUR (€) € / shares shares	Apr. 25, 2022 USD ($) $ / shares shares	Apr. 25, 2022 EUR (€) € / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of reserves within equity [line items]
Share buyback (in shares)	78,200,000	78,200,000				60,400,000	33,300,000	33,300,000	31,800,000	31,800,000
Share buyback	$ 1,952	€ 1,802		$ 1,492	€ 1,456	$ 1,400	$ 1,000	€ 943	$ 1,000	€ 911	$ 1,300	$ 1,208	$ 2,937
Treasury stock acquired, average price per share (in EUR/USD per share) | (per share)	$ 24.96	€ 23.03		$ 24.68	€ 24.10		$ 29.99	€ 28.26	$ 31.49	€ 28.68
Cumulative payments for repurchase of equity | $							$ 2,000
Stock repurchased program, shares authorised (in shares)			85,000,000
Percentage return of post dividend annual free cash flow			50.00%
Treasury shares (in shares)	33,538,016	33,538,016									84,263,150	33,538,016	72,471,843